Property and Equipment, Net	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Property and Equipment, Net [Abstract]
PROPERTY AND EQUIPMENT, NET

Note 8 — PROPERTY AND EQUIPMENT, NET

Property and equipment, net, consist of the following:

	As of December 31, 2024	As of June 30,
		2025 (Unaudited)	2025 (Unaudited)
	S$	S$	$
Computers	24,668	24,668	19,395
Office equipment	2,202	2,202	1,731
Subtotal	26,870	26,870	21,126
Less: Accumulated depreciation	(23,325)	(25,318)	(19,905)
Property and equipment, net	3,546	1,552	1,221

Depreciation expenses of owned assets for the year ended December 31, 2024 and for the six months ended June 30, 2025 amounted to S$4,314 and S$1,994 ($1,568), respectively.

No impairment loss had been recognized during the year ended December 31, 2024 and for the six months ended June 30, 2025.

Note 8 — PROPERTY AND EQUIPMENT, NET

Property and equipment, net, consist of the following:

	As of December 31,
	2023	2024	2024
	S$	S$	$
Computers	24,668	24,668	18,056
Office equipment	2,202	2,202	1,612
Subtotal	26,870	26,870	19,668
Less: Accumulated depreciation	(19,011)	(23,325)	(17,072)
Property and equipment, net	7,861	3,546	2,596

Depreciation expenses of owned assets for the years ended December 31, 2022, 2023 and 2024 amounted to S$3,155, S$4,619 and S$4,314 ($3,158), respectively.

No impairment loss had been recognized during the years ended December 31, 2022, 2023 and 2024.